UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006
                                                     -----------------------

Check here if Amendment [  ];       Amendment Number:
                                                        ---------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                -------------------------------------------------------------
Address:        21 Custom House Street
                -------------------------------------------------------------
                Suite 240
                -------------------------------------------------------------
                Boston, MA 02110
                -------------------------------------------------------------

Form 13F File Number:    28-06155
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Gary S. Saks
                -----------------------------------------------------------
Title:          Chief Financial Officer
                -----------------------------------------------------------
Phone:          617.757.7601
                -----------------------------------------------------------

Signature, Place and Date of Signing:


     /s/ Gary S. Saks           Boston, MA                October 17, 2006
-------------------------   --------------------    ---------------------------
        [Signature]           [City, State]                   [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  126
                                                 --------------------
Form 13F Information Table Value Total:                245,940
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      com              350865101     2076 125830.00SH       SOLE                 89730.00          36100.00
A.M. Castle & Co.              com              148411101     2009 74850.00 SH       SOLE                 51750.00          23100.00
Actividentity Corp.            com              00506p103     1731 368200.00SH       SOLE                219900.00         148300.00
Adesa Inc                      com              00686u104     1590 68820.00 SH       SOLE                 68715.00
Aes Corp Com                   com              00130H105      681 33375.00 SH       SOLE                 33375.00
Airtran Holdings Inc           com              00949P108     1451 146270.00SH       SOLE                145630.00
Aleris                         com              014477103      814 16108.00 SH       SOLE                 16108.00
American Intl Gp               com              026874107      399  6023.00 SH       SOLE                  6023.00
Analogic Corporation           com              032657207     4273 83264.74 SH       SOLE                 67274.46          15800.00
Aquila Inc                     com              03840P102     2816 650250.00SH       SOLE                442150.00         208100.00
Arch Capital Group             com              G0450A105     2742 43185.00 SH       SOLE                 30685.00          12500.00
Ariad Pharmaceuticals Inc      com              04033a100     4266 978503.00SH       SOLE                771128.00         207000.00
Assured Guaranty Ltd           com              g0585r106      228  8795.00 SH       SOLE                  8795.00
Aurora Oil & Gas               com              052036100     1505 491960.00SH       SOLE                491425.00
Axesstel Inc.                  com              05459t101      483 307170.00SH       SOLE                306690.00
Bank Of America Corp           com              060505104      589 11004.00 SH       SOLE                 11004.00
Bausch & Lomb Inc Com          com              071707103     1773 35375.89 SH       SOLE                 35325.89
Bristol Myers Squibb           com              110122108      322 12932.00 SH       SOLE                 12932.00
Broadwing Corp                 com              11161e101     2335 185025.00SH       SOLE                118925.00          66100.00
Catalina Marketing             com              148867104     1816 66049.17 SH       SOLE                 65949.17
Celsion Corp                   com              15117n305      746 298433.00SH       SOLE                298433.00
Ceridian                       com              156779100      454 20300.00 SH       SOLE                 20300.00
Charlotte Russe Holdings       com              161048103     2796 101540.00SH       SOLE                101380.00
Chemtura Corp                  com              163893100     4355 502302.91SH       SOLE                405352.91          96800.00
Chiquita Brands Int'l          com              170032809     2868 214373.60SH       SOLE                162490.26          51300.00
Cimarex Energy Co              com              171798101     1347 38291.75 SH       SOLE                 38291.75
Ciphergen Biosystems Inc       com              17252y104      815 612893.00SH       SOLE                612893.00
Citigroup Inc                  com              172967101      349  7024.95 SH       SOLE                  7024.95
Citizens First Bancorp         com              17461r106     1731 67999.51 SH       SOLE                 67899.51
Cray Inc                       com              225223304     1306 116670.25SH       SOLE                116514.00
Criticare Systems Inc          com              226901106     1576 404205.00SH       SOLE                403580.00
Danka Business Sys Plc         com              236277109     5266 2861731.00SH      SOLE               2046431.00         815300.00
Denbury Resources Inc          com              247916208     3086 106798.00SH       SOLE                106663.00
Durect Corporation             com              266605104     8388 2045800.00SH      SOLE               1810050.00         232300.00
Dynegy Inc New Cl A            com              26816q101     4852 875725.00SH       SOLE                727700.00         147500.00
Eastern Insurance Holdings Inc com              276534104     2152 144040.00SH       SOLE                 94440.00          49600.00
Ems Technologies Inc.          com              26873N108     1721 91660.00 SH       SOLE                 91535.00
Exxon Mobil Corp               com              30231G102     1527 22751.00 SH       SOLE                 22751.00
Flanders Corp                  com              338494107     1738 203035.00SH       SOLE                202225.00
Foot Locker Inc                com              344849104      209  8275.00 SH       SOLE                  8275.00
GSI Group Inc                  com              36229U102      939 100418.00SH       SOLE                100268.00
General Elec Co                com              369604103     1173 33220.71 SH       SOLE                 32968.81
Genitope Corp                  com              37229p507      469 160775.00SH       SOLE                160550.00
Gevity Hr, Inc.                com              374393106     3384 148532.58SH       SOLE                127297.58          21100.00
Goodyear Tire & Rubr Co        com              382550101      446 30750.00 SH       SOLE                 30750.00
Healthtronics, Inc             com              42222L107      155 25170.00 SH       SOLE                 25170.00
Hewlett Packard                com              428236103      615 16767.00 SH       SOLE                 16767.00
Hms Holdings Corp              com              40425j101     2060 163230.00SH       SOLE                163030.00
Hollis-Eden Pharm.             com              435902101      844 159524.00SH       SOLE                159274.00
Hooker Furniture Corp          com              439038100     2335 159270.00SH       SOLE                101770.00          57500.00
Hudson Highland Group Inc      com              443792106     1630 166365.00SH       SOLE                166125.00
I-Many, Inc.                   com              44973q103     3493 1746344.00SH      SOLE               1743969.00
Ico Inc                        com              449293109     7916 1195770.00SH      SOLE                967820.00         227400.00
InPhonic Inc                   com              45772g105     1897 239525.00SH       SOLE                238825.00
Indevus Pharmaceuticals        com              454072109      853 144150.00SH       SOLE                143925.00
International Bus Mach Com     com              459200101      850 10379.00 SH       SOLE                 10379.00
Iomega Corp Com                com              462030305     1604 551300.00SH       SOLE                330200.00         221100.00
Jarden Corp                    com              471109108      383 11625.00 SH       SOLE                 11625.00
Jos A Bank Clothiers Inc       com              480838101     2274 75885.00 SH       SOLE                 75585.00
Lesco, Inc                     com              526872106      173 21305.00 SH       SOLE                 21305.00
Ltx Corp                       com              502392103      652 130160.00SH       SOLE                129960.00
Magnetek Inc.                  com              559424106     4577 1322855.00SH      SOLE                980290.00         342400.00
Material Sciences Corp         com              576674105     4895 491475.00SH       SOLE                385535.00         105300.00
Maxwell Technologies           com              577767106     1320 64890.00 SH       SOLE                 64790.00
Mckesson Hboc Inc              com              58155Q103      801 15200.00 SH       SOLE                 15200.00
Measurement Specialties        com              583421102     1059 56780.00 SH       SOLE                 56695.00
Media General Inc.             com              584404107     1637 43400.00 SH       SOLE                 26100.00          17300.00
Mentor Graphics                com              587200106     1764 125290.00SH       SOLE                125115.00
Merck & Co. Inc                com              589331107      340  8124.00 SH       SOLE                  8124.00
Mocon Inc                      com              607494101      851 88100.00 SH       SOLE                 88100.00
Moldflow Corporation           com              608507109     1062 89144.00 SH       SOLE                 89004.00
Motorola Inc                   com              620076109      641 25625.00 SH       SOLE                 25625.00
Mti Technology Corp            com              553903105      420 438500.00SH       SOLE                437810.00
Nautilus Inc                   com              63910b102     1365 99266.63 SH       SOLE                 99266.63
Neopharm Inc                   com              640919106      634 130795.00SH       SOLE                130645.00
Newpark Resources              com              651718504     2152 403815.00SH       SOLE                402240.00
Nms Communications Corp        com              629248105     1748 603830.00SH       SOLE                603055.00
Nortel Networks New Com        com              656568102       29 12670.00 SH       SOLE                 12670.00
Novagold Resources Inc         com              66987e206     2370 151050.00SH       SOLE                 97050.00          54000.00
Novavax                        com              670002104     4399 1160718.00SH      SOLE                885808.00         274600.00
Olin Corp                      com              680665205     2376 154675.00SH       SOLE                 97675.00          57000.00
Omnova Solutions Inc           com              682129101     1586 379530.00SH       SOLE                239430.00         140100.00
Parallel Petroleum Corp.       com              699157103     2229 111135.00SH       SOLE                110960.00
Pegasystems Inc                com              705573103     1518 173858.05SH       SOLE                173633.05
Pepsico Inc                    com              713448108      511  7830.00 SH       SOLE                  7830.00
Petrohawk Energy Corp          com              716495106     2590 249050.00SH       SOLE                150550.00          98500.00
Pfizer Inc                     com              717081103      557 19638.00 SH       SOLE                 19638.00
Photon Dynamics                com              719364101      876 65980.00 SH       SOLE                 65880.00
Plato Learning, Inc.           com              72764Y100     1081 169680.00SH       SOLE                169430.00
Pma Capital Corporation-Cl A   com              693419202     2659 296786.00SH       SOLE                296411.00
Polyone Corp                   com              73179P106     4018 482385.00SH       SOLE                349385.00         133000.00
Praecis Pharmaceuticals Inc.   com              739421402       22 10755.00 SH       SOLE                 10755.00
Progessive Corp Ohio           com              743315103      374 15240.00 SH       SOLE                 15240.00
Progress Software              com              743312100     3648 140308.00SH       SOLE                140058.00
Proliance International Inc    com              74340r104     2132 466475.00SH       SOLE                286975.00         179500.00
Quadramed Corp                 com              74730w101      935 423300.00SH       SOLE                423300.00
Railpower Technologies Inc     com              750758104      143 88535.00 SH       SOLE                 88535.00
Safenet Inc                    com              78645r107     1582 86965.00 SH       SOLE                 86520.00
Safeway Inc Com New            com              786514208      277  9130.00 SH       SOLE                  9130.00
Semitool Inc                   com              816909105     1686 163060.00SH       SOLE                162800.00
Shaw Group Inc Com             com              820280105     3264 138085.00SH       SOLE                137910.00
Sirna Therapeutics Inc         com              829669100     5478 983445.00SH       SOLE                767715.00         215400.00
Softbrands Inc                 com              83402A107     2227 1349783.00SH      SOLE                853241.00         496542.00
Sonus Networks Inc             com              835916107     2603 495745.00SH       SOLE                495120.00
Steve Madden Ltd               com              556269108     3459 88143.75 SH       SOLE                 88033.75
Strategic Diagnostics Inc      com              862700101     1045 271395.00SH       SOLE                271070.00
Sunopta Inc.                   com              8676ep108     4933 466740.00SH       SOLE                465220.00
Sunterra Corp                  com              86787d208     6611 583490.00SH       SOLE                464800.00         118400.00
Sycamore Networks Inc Com      com              871206108     1543 408090.00SH       SOLE                407540.00
Synovis Life Technologies Inc  com              87162G105      469 64490.00 SH       SOLE                 64390.00
Sypris Solutions Inc.          com              871655106     1095 131120.01SH       SOLE                130945.01
Technitrol Inc.                com              878555101     1206 40411.52 SH       SOLE                 31411.52           9000.00
Teletech Holdings, Inc         com              879939106     2432 155610.00SH       SOLE                155370.00
Tempur-Pedic International Inc com              88023u101     5376 313120.00SH       SOLE                260675.00          52200.00
The Benefits Group(pp)         com              081990350        0 16666.00 SH       SOLE                 16666.00
The Hanover Group              com              410867105     3011 67475.00 SH       SOLE                 48775.00          18700.00
U.S. Physical Therapy          com              90337l108     1910 160253.00SH       SOLE                159613.00
United Stationers Inc          com              913004107     1217 26175.00 SH       SOLE                 11575.00          14600.00
Usi Holdings Corp              com              90333H101     4377 323050.00SH       SOLE                256730.00          66100.00
Varian Semiconductor Equipment com              922207105     6115 166625.00SH       SOLE                166425.00
Vicor                          com              925815102     1446 125272.99SH       SOLE                125082.99
Vivus Inc                      com              928551100     1437 388500.00SH       SOLE                387885.00
Westaff Inc.                   com              957070105     3273 800366.00SH       SOLE                527350.00         273016.00
Williams Control Inc           com              969465608     1776 140200.00SH       SOLE                106700.00          33500.00
Xerox Corp                     com              984121103      223 14345.00 SH       SOLE                 14345.00